Income Taxes And Federal Duties - Summary of Income Tax Expense (Benefit) (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Disclosure Of Income Taxes [Line Items]
Income tax expense	$ (255,938)	$ (5,064,168)	$ (12,640,369)	$ (45,587,267)
PEMEX [member]
Disclosure Of Income Taxes [Line Items]
Current income tax		3,546,912	6,201,842	7,426,892
Deferred income tax		(9,334,064)	(18,842,211)	(53,014,159)
Income tax expense		(5,787,152)	$ (12,640,369)	$ (45,587,267)
Income tax REFIPRE (Preferent Fiscal Regime)		$ 722,984